Financial Statement Schedule I - Condensed Financial Information of Parent Company Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 1,402,226	$ 201,417	¥ 1,248,810
Short-term investments	217,640	31,262	1,028,564
Prepaid expenses and other current assets	180,881	25,982	124,908
Total current assets	2,044,194	293,630	2,582,939
Non-current assets
Other non-current assets	447,639	64,299	418,700
Total non-current assets	1,924,508	276,438	1,156,199
TOTAL ASSETS	3,968,702	570,068	3,739,138
Current liabilities
Accrued expenses and other current liabilities	435,225	62,516	455,284
Total current liabilities	2,239,577	321,695	2,314,409
Non-current liabilities
Other non-current liabilities	11,469	1,647	17,147
Total non-current liabilities	2,467,488	354,432	1,763,712
TOTAL LIABILITIES	4,707,065	676,127	4,078,121
SHAREHOLDERS’ DEFICIT
Additional paid-in capital	2,363,999	339,567	2,391,822
Accumulated other comprehensive income	142,435	20,460	118,827
Accumulated deficit	(3,244,587)	(466,056)	(2,849,770)
TOTAL SHAREHOLDERS’ DEFICIT	(738,363)	(106,059)	(338,983)	¥ (1,641,768)	¥ (888,955)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	3,968,702	570,068	3,739,138
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	0	0	0
Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	1		1
Treasury stock	(30,793)		(34,828)
TOTAL SHAREHOLDERS’ DEFICIT	1		1
Class C Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	1		1
TOTAL SHAREHOLDERS’ DEFICIT	1		1
Parent Company
ASSETS
Cash and cash equivalents	1,125,048	161,603	1,086,521
Short-term investments	0	0	441,513
Prepaid expenses and other current assets	1,244	177	11,950
Amounts due from subsidiaries	1,093,781	157,112	695,194
Total current assets	2,220,073	318,892	2,235,178
Non-current assets
Other non-current assets	26,849	3,857	0
Total non-current assets	26,849	3,857	0
TOTAL ASSETS	2,246,922	322,749	2,235,178
Current liabilities
Accrued expenses and other current liabilities	6,942	997	6,268
Total current liabilities	6,942	997	6,268
Non-current liabilities
Investment in subsidiaries	2,970,297	426,656	2,556,801
Other non-current liabilities	7,834	1,125	11,228
Total non-current liabilities	2,978,131	427,781	2,568,029
TOTAL LIABILITIES	2,985,073	428,778	2,574,297
SHAREHOLDERS’ DEFICIT
Treasury stock	0	0	0
Additional paid-in capital	2,363,999	339,567	2,391,822
Accumulated other comprehensive income	142,435	20,460	118,827
Accumulated deficit	(3,244,587)	(466,056)	(2,849,770)
TOTAL SHAREHOLDERS’ DEFICIT	(738,151)	(106,029)	(339,119)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	2,246,922	322,749	2,235,178
Parent Company | Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	0	0	0
Parent Company | Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	1	0	1
Parent Company | Class C Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	¥ 1	$ 0	¥ 1